UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one): [ ]is a restatement.
                                   [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Marvin & Palmer Associates, Inc.
Address:     1201 N. Market Street
             Suite 2300
             Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen T. Buckley
Title:       Chief Financial Officer - Principal
Phone:       (302) 573-3570

Signature, Place, and Date of Signing:

/s/ Karen T. Buckley              Wilmington, Delaware              May 8, 2006

Report Type (Check only one.):

[] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

       Form 13F File Number    Name

       28-1190                 Frank Russell Co.

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 173

Form 13F Information Table Value Total: $2,913,752
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.    Form 13F File Number    Name

1      28-10077                Prudential Financial Inc.

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     Column 1                   Column  2  Column 3     Column 4     Column 5   Column 6     Column 7              Column 8
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                                                                     SHRS OR
                                 TITLE                               SH/PUT/                                 VOTING AUTHORITY
  NAME OF ISSUER                   OF                     VALUE      PRN AMT   INVESTMENT     OTHER
                                 CLASS       CUSIP       (x$1000)    PRN CALL  DISCRETION    MANAGERS     SOLE      SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc       Com      007903107       $176         5,300        Sole           1      5,300
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc       Com      007903107    $72,995     2,201,290        Sole              2,201,290
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.      Com      007903107     $4,964       149,700        Sole                                   149,700
-----------------------------------------------------------------------------------------------------------------------------------
Ambev ADR                         ADR      20441W203       $357         8,300        Sole                                     8,300
-----------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR              ADR      02364W105        $72         2,100        Sole           1      2,100
-----------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR              ADR      02364W105    $56,594     1,651,900        Sole              1,651,900
-----------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR              ADR      02364W105    $36,545     1,066,700        Sole                                 1,066,700
-----------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.                       Com      031162100       $138         1,900        Sole           1      1,900
-----------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.                       Com      031162100    $47,350       650,859        Sole                650,859
-----------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.                       Com      031162100     $3,725        51,200        Sole                                    51,200
-----------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.              Com      037833100        $94         1,500        Sole           1      1,500
-----------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.              Com      037833100    $30,363       484,100        Sole                484,100
-----------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.              Com      037833100     $2,465        39,300        Sole                                    39,300
-----------------------------------------------------------------------------------------------------------------------------------
Archer-Daniels-Midland
Company                           Com      039483102       $111         3,300        Sole           1      3,300
-----------------------------------------------------------------------------------------------------------------------------------
Archer-Daniels-Midland
Company                           Com      039483102    $35,338     1,050,170        Sole              1,050,170
-----------------------------------------------------------------------------------------------------------------------------------
Archer-Daniels-Midland
Company                           Com      039483102     $2,958        87,900        Sole                                    87,900
-----------------------------------------------------------------------------------------------------------------------------------
Baker Hughes, Inc                 Com      057224107       $103         1,500        Sole           1      1,500
-----------------------------------------------------------------------------------------------------------------------------------
Baker Hughes, Inc                 Com      057224107    $27,374       400,210        Sole                400,210
-----------------------------------------------------------------------------------------------------------------------------------
Baker Hughes, Inc                 Com      057224107     $2,469        36,100        Sole                                    36,100
-----------------------------------------------------------------------------------------------------------------------------------
Banco Bradesco S.A. ADR           ADR      059460303       $241         6,700        Sole                  6,700
-----------------------------------------------------------------------------------------------------------------------------------
Banco Itau Hldg. Financeira
SA ADR                            ADR      059602201        $51         1,700        Sole           1      1,700
-----------------------------------------------------------------------------------------------------------------------------------
Banco Itau Hldg.
Financeira SA ADR                 ADR      059602201     $9,955       334,400        Sole                334,400
-----------------------------------------------------------------------------------------------------------------------------------
Banco Itau Hldg. Financeira
SA ADR                            ADR      059602201     $4,361       146,500        Sole                                   146,500
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies, Inc.      Com      073902108       $153         1,100        Sole           1      1,100
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies, Inc.      Com      073902108    $42,699       307,850        Sole                307,850
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies, Inc.      Com      073902108     $3,925        28,300        Sole                                    28,300
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

-----------------------------------------------------------------------------------------------------------------------------------
Boeing Company                    Com      097023105        $70           900        Sole           1        900
-----------------------------------------------------------------------------------------------------------------------------------
Boeing Company                    Com      097023105    $22,473       288,380        Sole                288,380
-----------------------------------------------------------------------------------------------------------------------------------
Boeing Company                    Com      097023105     $1,855        23,800        Sole                                    23,800
-----------------------------------------------------------------------------------------------------------------------------------
Broadcom Corporation              Com      111320107       $412         9,550        Sole           1      9,550
-----------------------------------------------------------------------------------------------------------------------------------
Broadcom Corporation              Com      111320107   $114,988     2,664,220        Sole              2,664,220
-----------------------------------------------------------------------------------------------------------------------------------
Broadcom Corporation              Com      111320107    $10,771       249,550        Sole                                   249,550
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Sante Fe      Com      12189T104       $108         1,300        Sole           1      1,300
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Sante Fe      Com      12189T104    $47,251       567,030        Sole                567,030
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Sante Fe      Com      12189T104     $2,917        35,000        Sole                                    35,000
-----------------------------------------------------------------------------------------------------------------------------------
Business Objects SA ADR           ADR      12328X107        $36         1,000        Sole           1      1,000
-----------------------------------------------------------------------------------------------------------------------------------
Business Objects SA ADR           ADR      12328X107     $9,694       265,800        Sole                265,800
-----------------------------------------------------------------------------------------------------------------------------------
Business Objects SA ADR           ADR      12328X107    $12,630       346,300        Sole                                   346,300
-----------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                 Com      149123101       $194         2,700        Sole           1      2,700
-----------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                 Com      149123101    $77,184     1,074,840        Sole              1,074,840
-----------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                 Com      149123101    $12,818       178,500        Sole                                   178,500
-----------------------------------------------------------------------------------------------------------------------------------
Celgene Corporation               Com      151020104       $142         3,200        Sole           1      3,200
-----------------------------------------------------------------------------------------------------------------------------------
Celgene Corporation               Com      151020104    $55,077     1,245,530        Sole              1,245,530
-----------------------------------------------------------------------------------------------------------------------------------
Celgene Corporation               Com      151020104     $3,997        90,400        Sole                                    90,400
-----------------------------------------------------------------------------------------------------------------------------------
CEMEX ADR                         ADR      151290889       $228         3,500        Sole                  3,500
-----------------------------------------------------------------------------------------------------------------------------------
Charles Schwab                    Com      808513105        $93         5,400        Sole           1      5,400
-----------------------------------------------------------------------------------------------------------------------------------
Charles Schwab                    Com      808513105    $34,809     2,022,620        Sole              2,022,620
-----------------------------------------------------------------------------------------------------------------------------------
Charles Schwab                    Com      808513105     $1,499        87,100        Sole                                    87,100
-----------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange       Com      167760107       $179           400        Sole           1        400
-----------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange       Com      167760107    $57,410       128,290        Sole                128,290
-----------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange       Com      167760107     $5,303        11,850        Sole                                    11,850
-----------------------------------------------------------------------------------------------------------------------------------
Companhia Energetica de           ADR      204409601       $255         5,600        Sole                  5,600
Minas ADR
-----------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.                     Com      219350105       $140         5,200        Sole           1      5,200
-----------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.                     Com      219350105    $42,387     1,575,130        Sole              1,575,130
-----------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.                     Com      219350105     $3,681       136,800        Sole                                   136,800
-----------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.            Com      22160K105        $65         1,200        Sole           1      1,200
-----------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.            Com      22160K105    $21,247       392,300        Sole                392,300
-----------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.            Com      22160K105     $1,771        32,700        Sole                                    32,700
-----------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation               Com      235851102        $70         1,100        Sole           1      1,100
-----------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation               Com      235851102    $23,045       362,630        Sole                362,630
-----------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation               Com      235851102     $1,856        29,200        Sole                                    29,200
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.          Com      237194105        $78         1,900        Sole           1      1,900
-----------------------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.          Com      237194105    $25,661       625,420        Sole                625,420
-----------------------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.          Com      237194105     $2,150        52,400        Sole                                    52,400
-----------------------------------------------------------------------------------------------------------------------------------
Dover Corp.                       Com      260003108        $92         1,900        Sole           1      1,900
-----------------------------------------------------------------------------------------------------------------------------------
Dover Corp.                       Com      260003108    $28,227       581,280        Sole                581,280
-----------------------------------------------------------------------------------------------------------------------------------
Dover Corp.                       Com      260003108     $2,477        51,000        Sole                                    51,000
-----------------------------------------------------------------------------------------------------------------------------------
Ebay, Inc.                        Com      278642103     $1,170        30,000        Sole                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Company          Com      291011104        $84         1,000        Sole         1        1,000
-----------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Company          Com      291011104    $54,386       650,320        Sole                650,320
-----------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Company          Com      291011104     $2,333        27,900        Sole                                    27,900
-----------------------------------------------------------------------------------------------------------------------------------
EnCana Corp                       Com      292505104       $421         9,000        Sole                  9,000
-----------------------------------------------------------------------------------------------------------------------------------
EnCana Corp                       Com      292505104    $30,057       643,200        Sole                                   643,200
-----------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores       Com      31410H101        $73         1,000        Sole           1      1,000
-----------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores       Com      31410H101    $23,849       326,700        Sole                326,700
-----------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores       Com      31410H101     $1,504        20,600        Sole                                    20,600
-----------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR      ADR      344419106    $33,988       370,800        Sole                370,800
-----------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR      ADR      344419106    $21,815       238,000        Sole                                   238,000
-----------------------------------------------------------------------------------------------------------------------------------
General Dynamics                  Com      369550108        $64         1,000        Sole           1      1,000
-----------------------------------------------------------------------------------------------------------------------------------
General Dynamics                  Com      369550108    $20,516       320,660        Sole                320,660
-----------------------------------------------------------------------------------------------------------------------------------
General Dynamics                  Com      369550108     $1,702        26,600        Sole                                    26,600
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.             Com      375558103       $292         4,700        Sole           1      4,700
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.             Com      375558103   $101,886     1,637,510        Sole              1,637,510
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.             Com      375558103     $8,089       130,000        Sole                                  130,000
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.         Com      38141G104       $345         2,200        Sole           1      2,200
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.         Com      38141G104   $118,105       752,450        Sole                752,450
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.         Com      38141G104     $9,936        63,300        Sole                                    63,300
-----------------------------------------------------------------------------------------------------------------------------------
Google, Inc.                      Com      38259P508        $45           115        Sole          1         115
------------------------------------------------------------------------------- ----------------------------------------------------
Google, Inc.                      Com      38259P508    $24,958        63,996        Sole                 63,996
-----------------------------------------------------------------------------------------------------------------------------------
Google, Inc.                      Com      38259P508     $1,178         3,020        Sole                                     3,020
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Company               Com      406216101        $95         1,300        Sole           1      1,300
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Company               Com      406216101    $44,672       611,780        Sole                611,780
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Company               Com      406216101     $4,242        58,100        Sole                                    58,100
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard                   Com      428236103        $89         2,700        Sole          1       2,700
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard                   Com      428236103    $35,965     1,093,175        Sole              1,093,175
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard                   Com      428236103     $2,398        72,900        Sole                                    72,900
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

-----------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR                    ADR      45104G104    $16,965       612,900        Sole                612,900
-----------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR                    ADR      45104G104    $11,030       398,500        Sole                                   398,500
-----------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group Inc.          Com      47102X105        $76         3,300        Sole           1      3,300
-----------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group Inc.          Com      47102X105    $31,131     1,343,590        Sole              1,343,590
-----------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group Inc.          Com      47102X105     $2,034        87,800        Sole                                    87,800
-----------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank ADR                  ADR      50049M109     $1,240        14,500        Sole                 14,500
-----------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                  Com      524901105       $226         1,800        Sole           1      1,800
-----------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                  Com      524901105    $78,927       629,750        Sole                629,750
-----------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                  Com      524901105     $6,041        48,200        Sole                                    48,200
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.    Com      524908100       $347         2,400        Sole           1      2,400
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.    Com      524908100   $114,731       793,820        Sole                793,820
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.    Com      524908100    $18,066       125,000        Sole                                   125,000
-----------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies                  Com      548661107       $258         4,000        Sole           1      4,000
-----------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies                  Com      548661107    $58,203       903,207        Sole                903,207
-----------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies                  Com      548661107     $4,769        74,000        Sole                                    74,000
-----------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group          Com      G5876H105       $157         2,900        Sole           1      2,900
-----------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group          Com      G5876H105    $50,519       933,800        Sole                933,800
-----------------------------------------------------------------------------------------------------------------------------------
MEMC Electronic Materials,
Inc                               Com      552715104        $63         1,700        Sole           1      1,700
-----------------------------------------------------------------------------------------------------------------------------------
MEMC Electronic Materials,
Inc                               Com      552715104    $16,208       439,010        Sole                439,010
-----------------------------------------------------------------------------------------------------------------------------------
MEMC Electronic Materials,
Inc                               Com      552715104     $1,610        43,600        Sole                                    43,600
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.         Com      590188108       $205         2,600        Sole           1      2,600
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.         Com      590188108    $64,819       823,000        Sole                823,000
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.         Com      590188108     $5,852        74,300        Sole                                    74,300
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Microchip Technology, Inc.        Com      595017104       $104         2,870        Sole                  2,870
-----------------------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc.           Com      595112103        $75         5,100        Sole           1      5,100
-----------------------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc.           Com      595112103    $24,753     1,681,570        Sole              1,681,570
-----------------------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc.           Com      595112103     $2,076       141,000        Sole                                   141,000
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                  Com      61166W101       $203         2,400        Sole           1      2,400
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                  Com      61166W101    $77,892       919,080        Sole                919,080
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                  Com      61166W101    $10,484       123,700        Sole                                   123,700
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Moody's Corporation               Com      615369105       $107         1,500        Sole           1      1,500
-----------------------------------------------------------------------------------------------------------------------------------
Moody's Corporation               Com      615369105    $27,285       381,820        Sole                381,820
-----------------------------------------------------------------------------------------------------------------------------------
Moody's Corporation               Com      615369105     $2,573        36,000        Sole                                    36,000
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

-----------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                    Com      620076109        $78         3,400        Sole           1      3,400
-----------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                    Com      620076109    $27,881     1,216,980        Sole              1,216,980
-----------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                    Com      620076109     $2,268        99,000        Sole                                    99,000
-----------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corporation      Com      655844108       $195         3,600        Sole           1      3,600
-----------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corporation      Com      655844108    $57,469     1,062,870        Sole              1,062,870
-----------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corporation      Com      655844108    $10,441       193,100        Sole                                   193,100
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Parker Hannifin Corporation       Com      701094104       $177         2,200        Sole           1      2,200
-----------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corporation       Com      701094104    $56,483       700,700        Sole                700,700
-----------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corporation       Com      701094104     $4,692        58,200        Sole                                    58,200
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Petroleo Brasileiro ADR           ADR      71654V408       $113         1,300        Sole           1      1,300
-----------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro ADR           ADR      71654V408    $54,836       632,700        Sole                632,700
-----------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro ADR           ADR      71654V408    $34,859       402,200        Sole                                   402,200
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Procter & Gamble Co.              Com      742718109       $127         2,200        Sole           1      2,200
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.              Com      742718109    $50,401       874,720        Sole                874,720
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.              Com      742718109     $2,472        42,900        Sole                                    42,900
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Qualcomm, Inc.                    Com      747525103       $208         4,100        Sole           1      4,100
-----------------------------------------------------------------------------------------------------------------------------------
Qualcomm, Inc.                    Com      747525103    $62,364     1,232,250        Sole              1,232,250
-----------------------------------------------------------------------------------------------------------------------------------
Qualcomm, Inc.                    Com      747525103     $5,425       107,200        Sole                                   107,200
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Robert Half International         Com      770323103       $104         2,700        Sole           1      2,700
-----------------------------------------------------------------------------------------------------------------------------------
Robert Half International         Com      770323103    $28,964       750,180        Sole                750,180
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Robert Half International         Com      770323103     $3,185        82,500        Sole                                    82,500
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Sasol Limited ADR                 ADR      803866300       $174         4,600        Sole                  4,600
-----------------------------------------------------------------------------------------------------------------------------------
Satyam Computers Services ADR     ADR      804098101    $16,082       367,500        Sole                367,500
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                 Com      806857108       $139         1,100        Sole           1      1,100
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                 Com      806857108    $62,971       497,520        Sole                497,520
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                 Com      806857108     $3,746        29,600        Sole                                    29,600
-----------------------------------------------------------------------------------------------------------------------------------
Smith International Inc           Com      832110100        $86         2,200        Sole           1      2,200
-----------------------------------------------------------------------------------------------------------------------------------
Smith International Inc           Com      832110100    $32,309       829,290        Sole                829,290
-----------------------------------------------------------------------------------------------------------------------------------
Smith International Inc           Com      832110100     $2,190        56,200        Sole                                    56,200
-----------------------------------------------------------------------------------------------------------------------------------
Starbucks Corporation             Com      855244109        $38         1,000        Sole           1      1,000
-----------------------------------------------------------------------------------------------------------------------------------
Starbucks Corporation             Com      855244109    $10,269       272,900        Sole                272,900
-----------------------------------------------------------------------------------------------------------------------------------
Starbucks Corporation             Com      855244109       $982        26,100        Sole                                    26,100
-----------------------------------------------------------------------------------------------------------------------------------
Tata Motors Ltd. ADR              ADR      876568502       $369        17,700        Sole                 17,700
-----------------------------------------------------------------------------------------------------------------------------------
Tellabs Inc.                      Com      879664100       $122         7,700        Sole           1      7,700
-----------------------------------------------------------------------------------------------------------------------------------
Tellabs Inc.                      Com      879664100    $43,265     2,721,040        Sole              2,721,040
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

-----------------------------------------------------------------------------------------------------------------------------------
Tellabs Inc.                      Com      879664100     $3,717       233,800        Sole                                   233,800
-----------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Ind. ADR      ADR      881624209    $18,325       445,000        Sole                445,000
-----------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Ind. ADR      ADR      881624209    $14,306       347,400        Sole                                   347,400
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.           Com      882508104        $68         2,100        Sole           1      2,100
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.           Com      882508104    $23,765       731,900        Sole                731,900
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.           Com      882508104     $1,740        53,600        Sole                                    53,600
-----------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group                Com      91324P102       $274         4,900        Sole           1      4,900
-----------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group                Com      91324P102    $78,777     1,410,257        Sole              1,410,257
-----------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group                Com      91324P102    $13,094       234,400        Sole                                   234,400
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